DIRECTOR'S REMUNERATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DIRECTOR'S REMUNERATION
Director's remuneration for qualifying services	$ 818	$ 591	$ 1,588
Severance		765
Share based payments	1,247	916	1,883
Total remuneration for directors and key management	$ 2,065	$ 2,272	$ 3,471